Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Transamerica American Funds Managed Risk VP
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Effective on or about August 31, 2025, the fifth paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the fifth paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in its entirety and replaced with the following:
The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. Managing to the portfolio’s volatility target is expected to, on average over time, result in approximately 60% equity related exposure and approximately 40% fixed income exposure. Managing to the target volatility level may, at times, result in the portfolio’s exposures varying significantly from this asset mix goal. The sub‑adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub‑adviser to be necessary to achieve the goals of the managed risk strategy. The sub‑adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub‑adviser expects market volatility to decrease or increase, respectively. The sub‑adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub‑adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub‑adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub‑adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.
* * *
Investors Should Retain this Supplement for Future Reference
June 26, 2025

Transamerica American Funds Managed Risk VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Transamerica American Funds Managed Risk VP
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Effective on or about August 31, 2025, the fifth paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the fifth paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in its entirety and replaced with the following:
The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. Managing to the portfolio’s volatility target is expected to, on average over time, result in approximately 60% equity related exposure and approximately 40% fixed income exposure. Managing to the target volatility level may, at times, result in the portfolio’s exposures varying significantly from this asset mix goal. The sub‑adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub‑adviser to be necessary to achieve the goals of the managed risk strategy. The sub‑adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub‑adviser expects market volatility to decrease or increase, respectively. The sub‑adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub‑adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub‑adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub‑adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.
* * *
Investors Should Retain this Supplement for Future Reference
June 26, 2025